UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from February 1, 2022 to February 28, 2022

Commission File Number of issuing entity: 333-224598-05

Central Index Key Number of issuing entity: 0001796705

VERIZON OWNER TRUST 2020-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-224598

Central Index Key Number of depositor: 0001737286

VERIZON ABS LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001175215

CELLCO PARTNERSHIP

(Exact name of sponsor as specified in its charter)

Karrie E. Schweikert

908-559-5672

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

22-3372889

(I.R.S. Employer Identification No.)

One Verizon Way Basking Ridge, New Jersey	07920
(Address of principal executive offices of the issuing entity)	(Zip Code)

212-395-1000

(Telephone number including area code)

Not Applicable

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Fixed Rate Class A-1a Notes	☐	☐	☒
Floating Rate Class A-1b Notes	☐	☐	☒
Fixed Rate Class B Notes	☐	☐	☒
Fixed Rate Class C Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I — DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of Verizon Owner Trust 2020-A for the distribution period commencing on February 1, 2022 and ending on February 28, 2022 is set forth in the monthly investor report relating to the March 21, 2022 distribution, which is attached as Exhibit 99.1 to this Form 10-D.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to Verizon Owner Trust 2020-A for the distribution period commencing on February 1, 2022 and ending on February 28, 2022. Cellco Partnership (Central Index Key Number: 0001175215), as securitizer, most recently filed a Form ABS-15G on February 4, 2022 with respect to all asset-backed securities sponsored by it, including those securities issued by Verizon Owner Trust 2020-A.

The revolving period ended and the amortization period began for Verizon Owner Trust 2020-A on February 22, 2022. The final acquisition of receivables by Verizon Owner Trust 2020-A occurred on January 20, 2022, and the receivables acquired on such date had a cut-off date as of the end of the calendar day on December 31, 2021 (the “final cutoff date”).

All of the receivables acquired by Verizon Owner Trust 2020-A during the period beginning on January 1, 2022 and ending on (and including) January 20, 2022 (the “2022 Additional Receivables”) were reviewed by Cellco Partnership to confirm that the 2022 Additional Receivables satisfied the requirements and tests set forth in the prospectus, dated January 21, 2020 (the “Prospectus”), under the headings “Receivables—Criteria for Selecting the Receivables” (as of the related cutoff date) and “Receivables—Pool Composition and Credit Enhancement Tests” (as of the related cutoff date). As of the related cutoff date, (i) all of the 2022 Additional Receivables satisfied the eligibility criteria set forth in the Prospectus under the heading “Receivables—Criteria for Selecting the Receivables” and (ii) the Pool Composition Tests and the Credit Enhancement Test set forth in the Prospectus under the heading “Receivables—Pool Composition and Credit Enhancement Tests” were satisfied with respect to the aggregate pool of receivables held by Verizon Owner Trust 2020-A on such date. Neither Verizon ABS LLC nor Cellco Partnership engaged a third party to assist with the review of the 2022 Additional Receivables.

Pursuant to the requirements of Item 1121(b) of Regulation AB, (i) there are no material changes to the information provided in the Prospectus pursuant to Items 1110 and 1112 of Regulation AB and (ii) certain changes to the information provided in the Prospectus or otherwise previously disclosed in one or more reports filed under the Securities Exchange Act of 1934, as amended, pursuant to Items 1111 of Regulation AB are provided in the tables set forth below.

The following tables show the characteristics or distributions of some characteristics of the pool of receivables (including the 2022 Additional Receivables) (which are collectively referred to as the “Receivables”) as of the final cutoff date. The values and percentages in the following tables may not sum to total due to rounding. All percentages and averages are based on the aggregate principal balance of the Receivables as of the final cutoff date unless otherwise stated.

Number of Receivables	4,618,958
Number of accounts	4,120,589
Aggregate original principal balance	$3,411,047,582.65
Aggregate principal balance	$1,884,022,150.56
Principal balance
Minimum	$0.01
Maximum	$1,999.99
Average	$407.89
Average monthly payment	$30.30
Weighted average remaining installments (in months)(1)	15
Weighted average FICO® Score(1)(2)(3)	720
Percentage of Receivables with obligors without a FICO® Score(3)	3.68%
Percentage of Receivables with obligors with a down payment(4)	11.54%
Percentage of Receivables with obligors with smart phones	92.03%
Percentage of Receivables with obligors with other wireless devices	7.97%
Percentage of Receivables with obligors with upgrade eligibility(5)	56.39%
Percentage of Receivables with device insurance	34.82%
Percentage of Receivables with account level device insurance(6)	26.93%
Geographic concentration (Top 3 States)(7)
California	9.93%
Florida	6.08%
New York	5.99%
Weighted average customer tenure (in months)(1)(8)	106
Percentage of Receivables with monthly payments	100.00%
Percentage of Receivables with 0.00% APR	100.00%
Percentage of Receivables with 36 month original term	0.31%
Percentage of Receivables with 30 month original term	8.22%
Percentage of Receivables with 24 month original term	91.47%
Percentage of Receivables with 6 month original term(9)	0.00%
Financing for wireless devices	100.00%
Unsecured Receivables	0.01%
Secured Receivables	99.99%

(1)	Weighted averages are weighted by the aggregate principal balance of the Receivables as of the final cutoff date.
(2)	Excludes Receivables that have obligors who did not have FICO® Scores because they are individuals with minimal or no recent credit history.
(3)	This FICO® Score reflects the FICO® Score 8 of the related obligor. The FICO® Score is calculated, with respect to each obligor, on or about the date on which the Receivable was originated.
(4)	Includes both voluntary and required down payments.
(5)	Comprised of obligors whose wireless devices are subject to Verizon Wireless’ current upgrade program.
(6)	See “Origination and Description of Device Payment Plan Agreement Receivables—Insurance on Wireless Devices” in the Prospectus. Excludes Receivables with device insurance.
(7)	Based on the billing addresses of the obligors.
(8)	For a complete description of the calculation of customer tenure, see “Origination and Description of Device Payment Plan Agreement Receivables—Origination Characteristics” in the Prospectus.
(9)	Represents a number greater than 0.00% but less than 0.01%.

Geographic Concentration of the Receivables(1)

Geographic Concentration	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
California	435,750	$187,117,076.19	9.93%
Florida	271,178	114,617,910.42	6.08
New York	275,853	112,858,868.95	5.99
Texas	267,365	112,744,608.82	5.98
Ohio	214,147	82,622,864.59	4.39
North Carolina	204,905	82,555,222.01	4.38
Pennsylvania	184,516	71,888,045.25	3.82
Michigan	167,292	66,821,197.49	3.55
New Jersey	160,425	66,534,074.45	3.53
Georgia	164,244	66,335,034.20	3.52
Illinois	154,920	62,948,576.11	3.34
Virginia	151,613	61,834,872.65	3.28
All other	1,966,750	795,143,799.43	42.20

Total	4,618,958	$1,884,022,150.56	100.00%

(1)	The table shows the states with concentrations greater than 3.0% of the aggregate principal balance of the Receivables as of the final cutoff date based on the billing addresses of the obligors.

Distribution of the FICO® Score of the Receivables (1)

FICO® Score	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance	Percentage of Overall Device Payment Plan Agreement Portfolio(2)
No FICO® Score(3)	178,860	$69,329,514.93	3.68%	4.28%
250 - 599	636,023	245,544,109.72	13.03	14.32
600 - 649	469,916	193,300,029.01	10.26	11.20
650 - 699	590,419	248,441,396.46	13.19	13.78
700 - 749	702,174	295,569,148.70	15.69	15.33
750 or greater	2,041,566	831,837,951.74	44.15	41.08

Total	4,618,958	$1,884,022,150.56	100.00%	100.00%

(1)	This FICO® Score reflects the FICO® Score 8 of the related obligor. The FICO® Score is calculated with respect to each obligor on or about the date on which such Receivable was originated.
(2)

Represents the aggregate principal balance of device payment plan agreements in the device payment plan agreement portfolio in each FICO® Score Range as a percentage of the aggregate principal balance of the device payment plan agreement portfolio as of the final cutoff date.

(3)	Represents Receivables that have obligors who did not have FICO® Scores because they are individuals with minimal or no recent credit history.

Distribution of the Customer Tenure of the Receivables(1)

Customer Tenure	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
Less than 7 months	667,579	$278,229,734.84	14.77%
7 months to less than 12 months	74,581	29,024,284.67	1.54
12 months to less than 24 months	255,599	110,966,880.66	5.89
24 months to less than 36 months	267,713	117,838,808.16	6.25
36 months to less than 48 months	226,917	97,359,208.05	5.17
48 months to less than 60 months	206,975	85,757,577.37	4.55
60 months or greater	2,919,594	1,164,845,656.81	61.83

Total	4,618,958	$1,884,022,150.56	100.00%

(1)	For a complete description of the calculation of customer tenure, see “Origination and Description of Device Payment Plan Agreement Receivables—Origination Characteristics” in the Prospectus.

Distribution of the Monthly Payment on the Receivables

Monthly Payment	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
$0.01 - $15.00	565,064	$74,049,880.81	3.93%
$15.01 - $20.00	619,394	141,501,115.88	7.51
$20.01 - $25.00	485,979	148,167,161.75	7.86
$25.01 - $30.00	541,927	180,751,890.07	9.59
$30.01 - $35.00	740,850	360,176,881.07	19.12
$35.01 - $40.00	548,279	301,842,404.85	16.02
$40.01 - $45.00	363,851	208,265,820.33	11.05
Greater than $45.00	753,614	469,266,995.80	24.91

Total	4,618,958	$1,884,022,150.56	100.00%

Distribution of the Remaining Installments on the Receivables

Remaining Installments	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
24 months	9,449	$8,541,442.87	0.45%
23 months	33,582	27,688,108.28	1.47
22 months	67,736	52,701,639.28	2.80
21 months	189,462	139,931,822.54	7.43
20 months	236,679	140,903,943.23	7.48
19 months	324,658	185,333,787.96	9.84
18 months	325,432	184,704,626.16	9.80
17 months	317,808	170,752,619.27	9.06
16 months	281,021	139,980,398.51	7.43
15 months	261,997	119,259,211.45	6.33
14 months	177,919	76,947,999.69	4.08
13 months	194,884	79,074,211.24	4.20
12 months	293,330	112,367,407.56	5.96
11 months	339,697	118,721,494.17	6.30
10 months	280,653	93,137,573.73	4.94
9 months	209,679	60,746,396.80	3.22
8 months	157,839	42,269,265.62	2.24
7 months	121,948	28,600,515.89	1.52
6 months	151,892	31,415,880.33	1.67
5 months	95,393	17,102,741.89	0.91
4 months	71,098	10,459,109.42	0.56
3 months	72,111	8,779,459.29	0.47
2 months	105,525	9,162,862.81	0.49
1 month	129,257	6,886,875.66	0.37
0 months	169,909	18,552,756.91	0.98

Total	4,618,958	$1,884,022,150.56	100.00%

Distribution of the Last Payment Type on the Receivables

Last Payment Type	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
Credit or Debit Card	2,332,009	$971,930,869.50	51.59%
ACH	686,492	261,413,197.61	13.88
Direct Debit	1,386,306	580,549,349.78	30.81
Check	163,299	49,762,356.04	2.64
Cash or Other(1)	50,852	20,366,377.63	1.08

Total	4,618,958	$1,884,022,150.56	100.00%

(1)	Includes payments received in the form of cash, credits and Verizon-specific gift cards or through an indirect agent.

The Receivables satisfied the Pool Composition Tests and the Credit Enhancement Test set forth in the Prospectus under the heading “Receivables—Pool Composition and Credit Enhancement Tests” as of the final cutoff date. The following table shows the statistics relevant to the Pool Composition Tests for the Receivables as of the final cutoff date. All percentages and averages are based on the aggregate principal balance of the Receivables as of the final cutoff date, unless otherwise stated.

Weighted average FICO® Score(1)(2)(3)	720
Percentage of Receivables with obligors without a FICO® Score(3)	3.68%
Percentage of Receivables with obligors with:
Less than 12 months of customer tenure with Verizon Wireless(4)	16.31%
7 months or more, but less than 24 months of customer tenure with Verizon Wireless(4)	7.43%
60 months or more of customer tenure with Verizon Wireless(4)	61.83%
Percentage of Receivables with obligors (i) for whom FICO® Scores are not available or (ii) that have FICO® Scores below 650 and with:
Less than 12 months of customer tenure with Verizon Wireless(3)(4)	6.86%
12 months or more, but less than 60 months of customer tenure with Verizon Wireless (3)(4)(5)	39.66%
60 months or more of customer tenure with Verizon Wireless (3)(4)(6)	18.50%

(1)	Weighted averages are weighted by the aggregate principal balance of the Receivables as of the final cutoff date.
(2)	Excludes Receivables that have obligors who did not have FICO® Scores because they are individuals with minimal or no recent credit history.
(3)	This FICO® Score reflects the FICO® Score 8 of the related obligor. The FICO® Score is calculated with respect to each obligor on or about the date on which such Receivable was originated.
(4)	For a complete description of the calculation of customer tenure, see “Origination and Description of Device Payment Plan Agreement Receivables—Origination Characteristics” in the Prospectus.
(5)	As a percentage of the aggregate principal balance for Receivables with obligors with 12 months or more, but less than 60 months of customer tenure with Verizon Wireless.
(6)	As a percentage of the aggregate principal balance for Receivables with obligors with 60 months or more of customer tenure with Verizon Wireless.

PART II — OTHER INFORMATION

Item 10.	Exhibits.

Exhibit 99.1	Monthly investor report relating to the March 21, 2022 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: April 1, 2022

VERIZON OWNER TRUST 2020-A
(Issuing Entity)

By:	Cellco Partnership,
solely as servicer

By:	/s/ Kee Chan Sin
	Name:	Kee Chan Sin
	Title:	Vice President and Assistant Treasurer